Geographical Sales	3 Months Ended
Mar. 31, 2022
Geographical Sales [Abstract]
Geographical Sales

Note 12  - Geographical Sales

The geographical distribution of the Company’s sales for the three months ended March 31, 2022 and the years ended December 31, 2021 and 2020 is as follows:

	Three Months Ended March 31,	Years Ended December 31,
	2022	2021	2020
Geographical sales
North America	$305,490	$1,522,412	$1,348,228
Asia	14,403	473,157	349,499
South America	15,501	4,932	-
Other	4,121	137,106	55,249
	$339,515	$2,137,607	$1,752,976